BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 9,356,428	[1]	$ 15,689,532
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	5,192,531		5,070,499
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 2,387,805		$ 2,239,644
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	3.78%		4.15%
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	17.22%		17.21%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,362,009		$ 1,363,891
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.14%		5.09%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	12.70%		13.59%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 370,631		$ 399,266
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.17%		2.17%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	16.66%		17.50%
Obligations granted by domestic banks | Other private financial entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,072,086		$ 1,067,698
Obligations granted by domestic banks | Other private financial entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.22%		5.11%
Obligations granted by domestic banks | Other private financial entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	10.13%		13.01%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.